Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 12, 2016	Jun. 23, 2015	Dec. 31, 2015
Proceeds from private placement	$ 128,000	$ 280,000
Note issued		280,000
Preferred shares authorized			10,000,000
Debt converted to preferred stock		4,500,000
Preferred stock issued for conversion of debt	13,500		2,618,917
Unit note converted to preferred stock		$ 1,300,000
Preferred stock issued for conversion of note			628,264
Warrants issued		240,305	628,264
Purchase of notes amount		$ 1,500,000
Preferred shares issued pursuant to note purchase		265,699
Warrants issued pursuant to note purchase		265,699
Securities purchase agreement		$ 1,000,000
Shares issued upon consideration		400,000
Warrants issued upon consideration	18,286	1,200,000
Common stock exchanged for preferred		30,000
Series B Preferred
Preferred shares authorized		4,000,000
Preferred conversion price per share		$ 7.00
Dividend rate		10.00%
Preferred stock issued for conversion of debt		641,335
Preferred stock issued for conversion of note		240,305
Warrant exercise price		$ 7
Securities purchase agreement, shares		142,857